Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,196,535
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 5,664,223.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 782.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock"), of TScan Therapeutics, Inc. (the "Registrant") which become issuable under the TScan Therapeutics, Inc. Amended and Restated 2021 Equity Incentive Plan (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share of $1.09 per share, which is the average of the high and low sale prices of the Registrant's Common Stock on the Nasdaq Global Market on February 27, 2026, is set forth solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act. The amount registered represents an automatic increase of 5,196,535 shares of Common Stock to the number of shares available for issuance under the 2021 Plan, effective January 1, 2026. Shares available for issuance under the 2021 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on July 16, 2021 (Registration No. 333-257941), March 9, 2022 (Registration No. 333-263380), March 8, 2023 (Registration No. 333-270343), June 16, 2023 (Registration No. 333-272733), March 6, 2024 (Registration No. 333-277695), June 14, 2024 (Registration No. 333-280212) and March 5, 2025 (Registration No. 333-285571).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	569,016
Proposed Maximum Offering Price per Unit	0.92
Maximum Aggregate Offering Price	$ 523,494.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 72.29
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of Common Stock of the Registrant which become issuable under the TScan Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share of $0.92 per share, which is 85% of the average of the high and low sale prices of the Registrant's Common Stock on the Nasdaq Global Market on February 27, 2026, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act. Pursuant to the 2021 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the purchase date, whichever is less. The amount registered represents an automatic increase of 569,016 shares of Common Stock to the number of shares available under the 2021 ESPP, effective January 1, 2026. Shares available for issuance under the 2021 ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on July 16, 2021 (Registration No. 333-257941), March 9, 2022 (Registration No. 333-263380), March 8, 2023 (Registration No. 333-270343), March 6, 2024 (Registration No. 333-277695) and March 5, 2025 (Registration No. 333-285571).